Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 139.1%

Corporate — 10.4%
Industrial Development Authority of the County of Pima, Refunding RB, Series A, 4.00%, 09/01/29	$1,000	$1,059,890
Salt Verde Financial Corp., RB 5.50%, 12/01/29	2,000	2,610,420
5.00%, 12/01/37	2,500	3,310,025

		6,980,335

County/City/Special District/School District — 8.2%
City of Phoenix Civic Improvement Corp., RB, Series B, (BHAC), 5.50%, 07/01/41	100	152,380
Kyrene Elementary School District No.28, GO
Series B, 5.50%, 07/01/29	480	546,715
Series B, 5.50%, 07/01/30	400	455,596
Maricopa County Unified School District No.11-Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,441,738
Town of Queen Creek Arizona Excise Tax Revenue, RB 4.00%, 08/01/50	1,700	1,961,307
Series A, 5.00%, 08/01/42	750	923,475

		5,481,211

Education — 46.6%
Arizona Board of Regents, RB, Series A, 4.00%, 07/01/42	1,000	1,174,040
Arizona Board of Regents, Refunding COP, Series C, 5.00%, 06/01/30	2,595	2,778,233
Arizona Industrial Development Authority, RB 7.10%, 01/01/55(a)	250	238,390
Series A, (BAM), 5.00%, 06/01/49	2,500	2,909,675
Series A, 5.00%, 07/15/49(a)	1,000	1,078,170
Series A, 5.00%, 12/15/49(a)	250	261,183
Arizona Industrial Development Authority, Refunding RB 5.00%, 07/01/37	750	870,420
Series A, 5.13%, 07/01/37(a)	500	536,060
Series A, 5.50%, 07/01/52(a)	600	641,130
Series G, 5.00%, 07/01/47(a)	2,360	2,489,304
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/43	500	523,720
Industrial Development Authority of the City of Phoenix, RB
6.30%, 07/01/21(b)	500	520,095
6.63%, 07/01/23(b)	500	584,405
Series A, 5.00%, 07/01/44	2,000	2,112,140
Series A, 6.75%, 07/01/44(a)	440	477,576
Series A, 5.00%, 07/01/46(a)	500	518,580
Industrial Development Authority of the City of Phoenix, Refunding RB
5.00%, 07/01/45(a)	500	516,000
5.00%, 07/01/46	500	533,895
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	530	537,245
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	1,079,900
4.00%, 07/01/50	1,500	1,633,740
Maricopa County Industrial Development Authority, Refunding RB(a)
5.00%, 07/01/47	1,000	1,040,220
5.00%, 07/01/54	250	260,785

Security	Par (000)	Value

Education (continued)
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	$500	$584,740
Northern Arizona University, RB, 5.00%, 08/01/23(b)	3,000	3,388,920
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,570,996
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,440,074

		31,299,636

Health — 27.7%
Arizona Health Facilities Authority, RB, Series B-2, (AGM), 5.00%, 03/01/21(b)	500	506,130
Arizona Health Facilities Authority, Refunding RB
Series A, 5.00%, 02/01/42	1,000	1,044,400
Series A, 5.00%, 12/01/42	2,785	3,148,832
Arizona Industrial Development Authority, RB, Series A, 4.00%, 02/01/50	2,635	2,920,687
Industrial Development Authority of the County of Yavapai, Refunding RB
5.25%, 10/01/26	1,000	1,042,500
4.00%, 08/01/43	1,650	1,828,811
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	4,000	4,461,720
Maricopa County Industrial Development Authority, Refunding RB
Series A, 5.00%, 01/01/38	500	591,240
Series A, 4.13%, 09/01/42	750	842,640
Series A, 5.00%, 09/01/42	1,000	1,201,470
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	1,000	1,037,990

		18,626,420

Transportation — 13.6%
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/42	3,000	3,478,590
City of Phoenix Civic Improvement Corp., Refunding RB AMT, Senior Lien, 5.00%, 07/01/32	700	767,319
Series D, Junior Lien, 4.00%, 07/01/40	1,000	1,099,460
Phoenix-Mesa Gateway Airport Authority, ARB, AMT, 5.00%, 07/01/38	3,600	3,809,988

		9,155,357

Utilities — 32.6%
City of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,601,720
City of Goodyear Arizona Water & Sewer Revenue, RB, 2nd Series, Subordinate, (AGM), 4.00%, 07/01/45	250	288,665
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, (AGM), 5.00%, 07/01/40	3,500	4,021,115
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	3,000	3,685,020
City of Phoenix Civic Improvement Corp., RB, Series A, Junior Lien, 4.00%, 07/01/39	1,300	1,514,916
Pinal County Electric District No.3, Refunding RB, Series A, 5.25%, 07/01/21(b)	2,500	2,583,125
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	285	314,124

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Salt River Project Agricultural Improvement & Power District, Refunding RB
5.00%, 01/01/38	$2,000	$2,494,400
Series A, 5.00%, 12/01/41	2,000	2,349,680

		21,852,765

Total Municipal Bonds in Arizona		93,395,724

Puerto Rico — 6.6%

State — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	384	402,563
Series A-1, Restructured, 5.00%, 07/01/58	1,495	1,589,992
Series A-2, Restructured, 4.33%, 07/01/40	196	201,749
Series A-2, Restructured, 4.78%, 07/01/58	357	374,811
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,156	332,419

		2,901,534

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	460	464,425

Utilities — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	525	532,880
Series A, Senior Lien, 5.13%, 07/01/37	150	152,277
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	345	345,590

		1,030,747

Total Municipal Bonds in Puerto Rico		4,396,706

Total Municipal Bonds — 145.7% (Cost: $90,606,135)		97,792,430

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Arizona — 11.6%

Transportation — 7.0%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	4,000	4,709,200

Security	Par (000)	Value

Utilities — 4.6%
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/35	$3,000	$3,088,620

Total Municipal Bonds in Arizona		7,797,820

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.6% (Cost: $7,311,345)		7,797,820

Total Long-Term Investments — 157.3% (Cost: $97,917,480)		105,590,250

	Shares

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(e)(f)	1,140,119	1,140,233

Total Short-Term Securities — 1.7% (Cost: $1,140,110)		1,140,233

Total Investments — 159.0% (Cost: $99,057,590)		106,730,483

Other Assets Less Liabilities — 1.5%		1,042,048

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2)%		(3,501,386)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (55.3)%		(37,126,264)

Net Assets Applicable to Common Shares — 100.0%		$67,144,881

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,704,950	$—	$(1,564,599	)(a)	$496	$(614)	$1,140,233	1,140,119	$34	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$97,792,430	$—	$97,792,430
Municipal Bonds Transferred to Tender Option Bond Trusts	—	7,797,820	—	7,797,820
Short-Term Securities
Money Market Funds	1,140,233	—	—	1,140,233

	$1,140,233	$105,590,250	$—	$106,730,483

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(3,500,000)	$—	$(3,500,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(40,800,000)	$—	$(40,800,000)

Portfolio Abbreviation

AGM Assured Guaranty Municipal Corp.

AMT Alternative Minimum Tax

ARB Airport Revenue Bonds

BAM Build America Mutual Assurance Co.

BHAC Berkshire Hathaway Assurance Corp.

CAB Capital Appreciation Bonds

COP Certificates of Participation

GO General Obligation Bonds

RB Revenue Bond

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